UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Jim Van Horn
Address: 	121 SW Morrison Street
		Suite 800

		Portland, OR 97204



13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      	Jim Van Horn
Title:     	COO/CCO
Phone:     	(503) 419-3938

Signature, Place, and Date of Signing:

     /s/	Jim Van Horn	Portland, OR	February 14, 2012



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $107,927 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
International Business Machine COM              459200101      265     1441 SH       SOLE                     1441
US Bancorp Del New             COM              902973304      469    17331 SH       SOLE                    17331
SPDR Select Sector-Consumer St ETF              81369y308     3797   116879 SH       SOLE                   115549              1330
SPDRs                          ETF              78462F103      302     2409 SH       SOLE                     2409
Schwab U.S. Broad Market ETF   ETF              808524102      283     9367 SH       SOLE                     9367
Vanguard Dividend Appreciation ETF              921908844      909    16640 SH       SOLE                    16640
Vanguard Large Cap ETF         ETF              922908637      454     7917 SH       SOLE                     7917
iRussell 1000 Index            ETF              464287622    25273   364319 SH       SOLE                   362402              1917
iRussell 3000 Index            ETF              464287689      394     5305 SH       SOLE                     5305
iShares Kld 400 Social Index   ETF              464288570      683    14571 SH       SOLE                    14571
iShares S&P 500                ETF              464287200     4089    32463 SH       SOLE                    32419                44
Jm Smucker Co New              COM              832696405     1416    18118 SH       SOLE                    18118
Keycorp - New                  COM              493267108       97    12652 SH       SOLE                    12652
iRussell Midcap Growth         ETF              464287481    18124   329232 SH       SOLE                   326905              2327
Vanguard Ftse All World Ex-Us  ETF              922042775     1589    40068 SH       SOLE                    40068
Vanguard Total World Stock Ind ETF              922042742     1288    29819 SH       SOLE                    29819
iShares MSCI ACWI Index        ETF              464288257     2450    58087 SH       SOLE                    57964               123
iShares Tr MSCI Eafe Index Fd  ETF              464287465     8627   174185 SH       SOLE                   173129              1056
iShares United Kingdom         ETF              464286699     7239   447941 SH       SOLE                   444840              3101
SPDR Barclays 1-3 Month T-Bill ETF              78464A680      250     5462 SH       SOLE                     5462
SPDR Series Trust Nuvn Brcly M ETF              78464A458      761    32067 SH       SOLE                    32067
iShares S&P National Muni Bond ETF              464288414     9398    86815 SH       SOLE                    86815
iShares Lehman 1-3 Tsy         ETF              464287457      309     3654 SH       SOLE                     3654
SPDR Series Trust Brclys Intl  ETF              78464A516      531     9022 SH       SOLE                     9022
SPDR Series Trust Streettracks ETF              78464A656      226     3902 SH       SOLE                     3902
iShares Barclays Aggregate Bon ETF              464287226    18703   169645 SH       SOLE                   168014              1631